SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Net Revenues	¥ 531,508	$ 77,305	¥ 443,924	¥ 412,016
Cost of revenues	(338,143)	(49,181)	(256,395)	(238,742)
GROSS PROFIT	193,365	28,124	187,529	173,274
OPERATING EXPENSES
Selling and marketing	(43,751)	(6,363)	(36,710)	(41,818)
General and administrative	(132,718)	(19,303)	(142,252)	(145,513)
Research and development	(1,513)	(220)	(6,262)	(7,572)
Total operating expenses	(177,982)	(25,886)	(185,224)	(217,305)
Operating Income (Loss)	15,383	2,238	2,305	(44,031)
OTHER INCOME (EXPENSE)
Foreign exchange losses, net	372	54	(522)	84
Other income (expense), net	1,447	210	1,652	2,570
Gain from derecognition of liabilities	15,226	2,215	0	0
Gain from deregistration of subsidiaries	2,858	416	0	0
Gain on disposal	0	0	38,145	0
Total other (expenses) income	33,055	$ 4,808	53,234	12,924
TOTAL ASSETS	910,219		977,420		$ 132,386
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Net Revenues	531,508		443,924	412,016
Cost of revenues	(338,143)		(256,395)	(238,742)
GROSS PROFIT	193,365		187,529	173,274
OPERATING EXPENSES
Selling and marketing	(38,237)		(32,232)	(37,391)
General and administrative	(94,485)		(91,570)	(98,157)
Research and development	(487)		(648)	(2,369)
Impairment loss				(22,402)
Unallocated Corporate Expenses	(44,773)		(60,774)	(56,986)
Total operating expenses	(177,982)		(185,224)	(217,305)
Operating Income (Loss)	15,383		2,305	(44,031)
OTHER INCOME (EXPENSE)
Interest income	4,125		1,227	398
Foreign exchange losses, net	38		47	12
Other income (expense), net	8,480		7,079	(4,033)
Gain from derecognition of liabilities	4,254
Gain from deregistration of subsidiaries	2,858
Gain on sale of investment available for sale	512		7,552	2,602
Unallocated Corporate Other Income	12,788		32,789	13,945
Gain on disposal			4,540
Total other (expenses) income	33,055		53,234	12,924
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	48,438		55,539	(31,107)
Segment assets	725,680		669,429	668,762
Unallocated corporate assets	184,539		307,991	284,261
TOTAL ASSETS	910,219		977,420	953,023
Other Subsegments [Member]
Segment Reporting Information [Line Items]
Net Revenues	6,374		11,170
Cost of revenues	(6,204)		(6,995)
GROSS PROFIT	170		4,175
OPERATING EXPENSES
Selling and marketing
General and administrative	(638)		(12)
Research and development
Unallocated Corporate Expenses
Total operating expenses	(1,121)		(12)
Operating Income (Loss)	(951)		4,163
OTHER INCOME (EXPENSE)
Interest income	15
Foreign exchange losses, net	(167)
Other income (expense), net	0
Gain from derecognition of liabilities	0
Gain from deregistration of subsidiaries	0
Gain on sale of investment available for sale	0
Unallocated Corporate Other Income	0
Gain on disposal
Total other (expenses) income	(152)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	(1,103)		4,163
Segment assets	10,117		8,085
Unallocated corporate assets	0		0
TOTAL ASSETS	10,117		8,085
Better Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	324,610		287,804	270,577
Cost of revenues	(206,415)		(178,935)	(171,298)
GROSS PROFIT	118,195		108,869	99,279
OPERATING EXPENSES
Selling and marketing	(1,618)		(5,576)	(6,581)
General and administrative	(36,559)		(57,092)	(64,134)
Research and development	0		(241)	(1,445)
Impairment loss				(21,779)
Unallocated Corporate Expenses
Total operating expenses	(38,177)		(62,909)	(93,939)
Operating Income (Loss)	80,018		45,960	5,340
OTHER INCOME (EXPENSE)
Interest income	4,015		1,056	212
Foreign exchange losses, net	111
Other income (expense), net	5,899		11,427	(2,319)
Gain from derecognition of liabilities	3,914
Gain from deregistration of subsidiaries	489
Gain on sale of investment available for sale	512		5,594	2,464
Unallocated Corporate Other Income	0
Gain on disposal			4,540
Total other (expenses) income	14,940		22,617	357
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	94,958		68,577	5,697
Segment assets	516,135		488,654	481,400
Unallocated corporate assets	0		0	0
TOTAL ASSETS	516,135		488,654	481,400
Better Schools [Member] | Tutoring [Member]
Segment Reporting Information [Line Items]
Net Revenues	46,820		55,371	47,985
Cost of revenues	(27,770)		(26,426)	(33,465)
GROSS PROFIT	19,050		28,945	14,520
OPERATING EXPENSES
Selling and marketing	(332)		(4,220)	(5,516)
General and administrative	9,482		(16,411)	(21,929)
Research and development	0		(241)	(1,445)
Impairment loss				(21,779)
Unallocated Corporate Expenses
Total operating expenses	9,150		(20,872)	(50,669)
Operating Income (Loss)	28,200		8,073	(36,149)
OTHER INCOME (EXPENSE)
Interest income	156		252	106
Foreign exchange losses, net	111
Other income (expense), net	2,495		10,402	(2,514)
Gain from derecognition of liabilities	3,914
Gain from deregistration of subsidiaries	489
Gain on sale of investment available for sale	0
Unallocated Corporate Other Income	0
Gain on disposal			4,540
Total other (expenses) income	7,165		15,194	(2,408)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	35,365		23,267	(38,557)
Segment assets	192,381		118,403	118,083
Unallocated corporate assets	0		0	0
TOTAL ASSETS	192,381		118,403	118,083
Better Schools [Member] | K12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	277,790		232,433	222,592
Cost of revenues	(178,645)		(152,509)	(137,833)
GROSS PROFIT	99,145		79,924	84,759
OPERATING EXPENSES
Selling and marketing	(1,286)		(1,356)	(1,065)
General and administrative	(46,041)		(40,681)	(42,205)
Research and development				0
Impairment loss				0
Unallocated Corporate Expenses
Total operating expenses	(47,327)		(42,037)	(43,270)
Operating Income (Loss)	51,818		37,887	41,489
OTHER INCOME (EXPENSE)
Interest income	3,859		804	106
Foreign exchange losses, net	0
Other income (expense), net	3,404		1,025	195
Gain from derecognition of liabilities	0
Gain from deregistration of subsidiaries	0
Gain on sale of investment available for sale	512		5,594	2,464
Unallocated Corporate Other Income	0
Gain on disposal
Total other (expenses) income	7,775		7,423	2,765
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	59,593		45,310	44,254
Segment assets	323,754		370,251	363,317
Unallocated corporate assets	0		0	0
TOTAL ASSETS	323,754		370,251	363,317
Better Job [Member] | Career Enhancement [Member]
Segment Reporting Information [Line Items]
Net Revenues	200,524		144,950	141,439
Cost of revenues	(125,524)		(70,465)	(67,444)
GROSS PROFIT	75,000		74,485	73,995
OPERATING EXPENSES
Selling and marketing	(36,619)		(26,656)	(30,810)
General and administrative	(57,288)		(34,466)	(34,023)
Research and development	(4)		(407)	(924)
Impairment loss				(623)
Unallocated Corporate Expenses
Total operating expenses	(93,911)		(61,529)	(66,380)
Operating Income (Loss)	(18,911)		12,956	7,615
OTHER INCOME (EXPENSE)
Interest income	95		171	186
Foreign exchange losses, net	94		47	12
Other income (expense), net	2,581		(4,348)	(1,714)
Gain from derecognition of liabilities	340
Gain from deregistration of subsidiaries	2,369
Gain on sale of investment available for sale	0		1,958	138
Unallocated Corporate Other Income	0
Gain on disposal
Total other (expenses) income	5,479		(2,172)	(1,378)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	(13,432)		10,784	6,237
Segment assets	199,428		172,690	187,362
Unallocated corporate assets	0		0	0
TOTAL ASSETS	¥ 199,428		¥ 172,690	¥ 187,362